Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 24,389,457	€ 23,348,472
Clinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	9,884,234	5,806,522
Personnel Related Accruals [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	7,939,302	11,432,445
Manufacturing Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	1,904,270	2,879,222
Nonclinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	642,784	527,935
Consulting Professional And Audit Liability [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	1,509,230	1,226,432
Other Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 2,509,637	€ 1,475,916